Transactions with related parties - Additional Information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 3,207,000	R$ 1,800,000	R$ 3,090,000
Allowance for expected credit losses on related parties	0
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	3,207,000	1,800,000	R$ 1,119,000
Officers and Directors | Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 253,000	R$ 86,000